Consolidated Statements Of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 423	$ 461
Accounts receivable, net of allowance for doubtful accounts ($0 as of December 31, 2013 and 2012)	25,461	33,560
Inventories	18,580	18,743
Advance royalties, current portion	179	187
Prepaid expenses and other	4,572	4,323
Current assets held for sale	454
Total current assets	49,669	57,274
PROPERTY, PLANT AND EQUIPMENT:
At cost, including coal properties, mine development and construction costs	674,708	653,404
Less accumulated depreciation, depletion and amortization	(249,718)	(219,613)
Net property, plant and equipment	424,990	433,791
Advance royalties, net of current portion	5,580	4,506
Investment in unconsolidated affiliates	21,243	23,224
Intangible assets, net	1,148	1,228
Other non-current assets	9,640	9,684
Non-current assets held for sale	55,497	30,169
TOTAL	567,767	559,876
CURRENT LIABILITIES:
Accounts payable	17,710	14,711
Accrued expenses and other	20,567	22,178
Current portion of long-term debt	1,024	2,350
Current portion of asset retirement obligations	1,614	2,255
Current portion of postretirement benefits	334	227
Current liabilities held for sale	5,241	3,319
Total current liabilities	46,490	45,040
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion	170,022	161,199
Asset retirement obligations, net of current portion	32,837	30,748
Other non-current liabilities	16,220	16,575
Postretirement benefits, net of current portion	5,786	6,520
Non-current liabilities held for sale	41
Total non-current liabilities	224,906	215,042
Total liabilities	271,396	260,082
COMMITMENTS AND CONTINGENCIES (NOTE 15)
PARTNERS' CAPITAL:
Limited partners	283,339	287,060
General partner	10,801	11,303
Accumulated other comprehensive income	2,231	1,431
Total partners' capital	296,371	299,794
TOTAL	$ 567,767	$ 559,876